Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per Common Share for the following periods:

	Year Ended December 31,
	2018	2017
Numerator
Numerator for basic and diluted earnings per Common Share - net earnings (loss) attributable to shareholders of The Stars Group Inc.	$(102,452,000)	$259,231,000
Denominator
Denominator for basic earnings per Common Share – weighted average number of Common Shares	208,269,905	146,818,764
Effect of dilutive securities
Stock options	1,371,177	558,996
Performance share units	246,813	18,748
Deferred share units	7,593	—
Restricted share units	72,673	17,076
Warrants	569,304	717,792
Convertible Preferred Shares	32,231,301	55,576,213
Effect of dilutive securities *	34,498,861	56,888,825
Dilutive potential for diluted earnings per Common Share	208,269,905	203,707,589
Basic earnings (loss) per Common Share	$(0.49)	$1.77
Diluted earnings (loss) per Common Share	$(0.49)	$1.27